Real Estate Investments (Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas) (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Michigan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Annualized Rental Income, Percentage	14.20%	22.70%
South Carolina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Annualized Rental Income, Percentage	12.40%	25.00%
Ohio [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Annualized Rental Income, Percentage	11.80%	20.00%
Iowa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Annualized Rental Income, Percentage	11.70%
New York [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Annualized Rental Income, Percentage	10.40%	11.70%